Apr. 09, 2021
MFS® Diversified Income Fund
MFS® Diversified Income Fund
SUPPLEMENT TO THE PROSPECTUS Supplement dated April 9, 2021, to the Prospectus dated June 26, 2020. MFS® Diversified Income Fund
Effective June 15, 2021, the table and following two paragraphs in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" are restated in their entirety as follows:

Category	Neutral Position
Investment Grade Quality Debt Instruments	15%
Lower Quality Debt Instruments	25%
U.S. Government Securities	10%
Emerging Market Debt Instruments	15%
Dividend-Paying Equity Securities	20%
Real Estate-Related Investments	15%

These allocations may vary significantly from time to time.

MFS focuses the fund’s debt investments on investment grade quality corporate bonds, U.S. Government securities, below investment grade quality debt instruments of developed market issuers, and debt instruments of emerging market issuers (including below investment grade quality debt instruments of emerging market issuers). Of the fund’s investments in debt instruments, MFS may invest up to 100% of these investments in below investment grade quality debt instruments.  MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis.

Effective June 15, 2021, the following paragraph is added after the paragraph following the Performance Table in the sub-section entitled "Performance Information" under the main heading entitled "Summary of Key Information":

As of June 15, 2021, the MFS Diversified Income Fund Blended Index (the Blended Index) will consist of the following indices and weightings: 10% Bloomberg Barclays U.S. Government/Mortgage Bond Index; 25% Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index; 15% Bloomberg Barclays US Credit Index; 15% JPMorgan Emerging Markets Bond Index Global; 20% MSCI All Country World High Dividend Yield Index (net div); and 15% MSCI US REIT Index (net div). The components and weightings of the Blended Index may have differed during the periods, and may differ in the future.